RESULTS FROM OPERATING ACTIVITIES - Cost of sales (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Results from operating activities [abstract]
Cost of sales	R (3,388.2)	R (2,937.9)	R (2,553.9)
Operating costs	(3,122.5)	(2,692.1)	(2,471.1)
Movement in gold in process and finished inventories - Gold Bullion	(25.6)	3.1	32.6
Depreciation	(252.5)	(270.8)	(169.1)
Change in estimate of environmental rehabilitation	12.4	21.9	60.0
Retrenchment costs	0.0	0.0	(6.3)
Operating cost [abstract]
Consumable stores	(880.2)	(801.0)	(866.5)
Labour including short term incentives	(598.4)	(573.0)	(476.7)
Electricity	(488.2)	(420.9)	(399.4)
Specialist service providers	(510.7)	(447.5)	(437.1)
Machine hire	(127.4)	(95.2)	(77.7)
Security expenses	(122.8)	(87.8)	(59.9)
Water	(57.1)	(47.0)	(44.1)
Pre-production costs capitalised	0.0	0.0	93.7
Retrenchment costs [Abstract]
Voluntary staff retrenchments	R 0.0	R 0.0	R (6.3)